INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss	$ (14,523)	$ (9,390)
Adjustments required to reconcile net loss to net cash used in operating activities:
Stock-based compensation	987	1,633
Depreciation	235	238
Amortization of discount on marketable securities	(310)	(796)
Increase (decrease) in severance pay, net	(2)	6
Exchange rate differences loss (gain) on cash balances	(166)	12
Decrease in operating lease right of use asset	229	332
Increase in interest receivables and exchange differences on short-term bank deposits	(62)	(299)
Increase in interest receivables and exchange differences on long-term bank deposits	(28)	0
Decrease in trade receivables	0	56,000
Increase in other accounts receivable and prepaid expenses	(1,023)	(2,267)
Decrease in long-term prepaid expenses	150	311
Decrease in trade payables	(39)	(1,137)
Decrease in other accounts payable and accrued expenses	(466)	(293)
Decrease in operating lease liability	(6)	(386)
Decrease in deferred revenues	(3,540)	(4,261)
Net cash provided by (used in) operating activities	(18,564)	39,703
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	40,896	25,011
Investment in short-term bank deposits	(37,972)	(47,086)
Proceeds from maturity of marketable securities	21,643	15,825
Investment in marketable securities	(26,606)	(36,000)
Purchase of property and equipment	(230)	(37)
Net cash used in investing activities	(2,269)	(42,287)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net	8,870	562
Proceeds from exercise of options	35	1
Net cash provided by financing activities	8,905	563
Effect of exchange rate changes on cash	166	(12)
Decrease in cash, cash equivalents and restricted cash	(11,762)	(2,033)
Cash, cash equivalents and restricted cash at the beginning of the period	18,229	13,910
Cash, cash equivalents and restricted cash at the end of the period	6,467	11,877
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment	(8)	13
Right-of-use asset obtained in exchange for operating lease liability	$ 64	$ 2,064